Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property plant and equipment [Abstract]
Property, plant and equipment
8.
Property, plant and equipment
At December 31, 2025
Land
Plant
Furniture
Exploration
and
and
and
Under and
buildings equipment
fixtures
construction
evaluation
Total
Cost
Beginning of year $ 5,285,231 $ 3,016,140 $ 94,075 $ 265,665 $ 1,070,236 $ 9,731,347
Additions - 53 3 332,888 81 333,025
Transfers 95,360 137,244 8,650 (242,595) - (1,341)
Change in reclamation provision [note 15] (33,908) - - - - (33,908)
Disposals (32,630) (22,759) (9,390) (156) - (64,935)
Effect of movements in exchange rates (31,085) (8,871) (161) (28) 13,851 (26,294)
End of year 5,282,968 3,121,807 93,177 355,774 1,084,168 9,937,894
Accumulated depreciation
Beginning of year 3,592,617 2,277,906 87,211 36,798 459,632 6,454,164
Depreciation charge 172,805 114,340 6,625 614 - 294,384
Change in reclamation provision [note 15] (a) (28,333) - - - - (28,333)
Disposals (30,600) (21,207) (9,377) - - (61,184)
Effect of movements in exchange rates (29,745) (8,821) (152) - 5,483 (33,235)
End of year 3,676,744 2,362,218 84,307 37,412 465,115 6,625,796
Right-of-use assets
Beginning of year 7,705 507 1,120 - - 9,332
Additions 2,031 307 3,028 - - 5,366
Depreciation charge (1,623) (500) (937) - - (3,060)
Transfers 1,365 (24) - - - 1,341
End of year 9,478 290 3,211 - - 12,979
Net book value at December 31, 2025 $ 1,615,702 $ 759,879 $ 12,081 $ 318,362 $ 619,053 $ 3,325,077
(a) Asset retirement obligation assets are adjusted when the Company updates its reclamation provisions due to new cash flow estimates or changes in discount and inflation rates. When the assets of an operation have been written off due to an impairment, as is the case with our Rabbit Lake operation and some of our operations in the United States, the adjustment is recorded directly to the statement of earnings as other operating expense or income.
At December 31, 2024
Land
Plant
Furniture
Exploration
and
and
and
Under and
buildings equipment
fixtures
construction
evaluation
Total
Cost
Beginning of year $ 5,213,324 $ 2,897,605 $ 90,719 $ 237,280 $ 1,068,442 $ 9,507,370
Additions 206 734 61 210,172 462 211,635
Transfers 72,014 105,291 4,299 (181,550) - 54
Change in reclamation provision (54,991) - - - - (54,991)
Disposals (210) (3,004) (1,300) (255) - (4,769)
Effect of movements in exchange rates 54,888 15,514 296 18 1,332 72,048
End of year 5,285,231 3,016,140 94,075 265,665 1,070,236 9,731,347
Accumulated depreciation
Beginning of year 3,412,990 2,159,021 83,676 36,798 456,912 6,149,397
Depreciation charge 164,525 105,545 4,523 - - 274,593
Change in reclamation provision
(a)
(37,683) - - - - (37,683)
Disposals (14) (2,064) (1,274) - - (3,352)
Effect of movements in exchange rates 52,799 15,404 286 - 2,720 71,209
End of year 3,592,617 2,277,906 87,211 36,798 459,632 6,454,164
Right-of-use assets
Beginning of year 8,326 401 2,072 - - 10,799
Additions 696 385 20 - - 1,101
Depreciation charge (1,291) (251) (972) - - (2,514)
Transfers (26) (28) - - - (54)
End of year 7,705 507 1,120 - - 9,332
Net book value at December 31, 2024 $ 1,700,319 $ 738,741 $ 7,984 $ 228,867 $ 610,604 $ 3,286,515
(a) Asset retirement obligation assets are adjusted when the Company updates its reclamation provisions due to new cash flow estimates or changes in discount and inflation rates. When the assets of an operation have been written off due to an impairment, as is the case with our Rabbit Lake operation and some of our operations in the United States, the adjustment is recorded directly to the statement of earnings as other operating expense or income.
Cameco has contractual capital commitments of approximately $ 188,937,000 at December 31, 2025. Certain of the
contractual commitments may contain cancellation clauses, however the Company discloses the commitments based on management’s intent to fulfill the contract. The majority of this amount is expected to be incurred in 2026.